Financial Risk Management - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 4,233,000	$ 4,984,000
Increase in floating rate	10
Decrease in floating rate	10
Percentage of cash and cash equivalents to total assets	5.04%	6.37%
U.S. dollar / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 4,042,600	$ 2,793,300
Euro / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 96,900	294,600
Increase in floating rate	1
U.S. dollar / Armenian dram
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 243,600	273,000
Increase in floating rate	1
U.S. dollar / Euro
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 1,700	273,000
Increase in floating rate	1
Euro / Argentine Peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 67,500
Increase in floating rate	1
Uruguayan peso / U.S. dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact of 10% & 1% change in exchange rate generated pre tax gain (loss)	$ 31,500	$ 77,500
Increase in floating rate	1